UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number
811-03479

Franklin New York Tax-Free Income Fund
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 2/28

Date of reporting period: 2/29/24

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin New York
Tax-Free Income Fund
February 29, 2024
Not FDIC Insured May Lose Value No Bank Guarantee
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

Franklin New York Tax-Free Income Fund

franklintempleton.com
Annual Report
SHAREHOLDER LETTER
Dear Shareholder,
We are pleased to provide the annual report of Franklin
New York Tax-Free Income Fund for the 12-month reporting
period ended February 29, 2024. Please read on for a
detailed look at prevailing economic and market conditions
during the Funds’ reporting period and to learn how those
conditions have affected Fund performance.
As always, we remain committed to providing you with
excellent service and a full spectrum of investment choices.
We also remain committed to supplementing the support you
receive from your financial advisor. One way we accomplish
this is through our website, www.franklintempleton.com .
Here you can gain immediate access to market and
investment information, including:
• Fund prices and performance;
• Market insights and commentaries from our portfolio
Manager; and
• A host of educational resources.
We look forward to helping you meet your financial goals.
Sincerely,
Gregory E. Johnson
Chairman
Franklin New York Tax-Free Income Fund
Ben Barber
Senior Vice President
Director of Municipal Bonds

franklintempleton.com
Annual Report

Contents
Fund Overview 3
Performance Summary 5
Your Fund’s Expenses 8
Financial Highlights and Schedule of Investments 9
Financial Statements 26
Notes to Financial Statements 30
Report of Independent Registered
Public Accounting Firm 37
Tax Information 38
Board Members and Officers 39
Shareholder Information 44
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Annual Report
Franklin New York Tax-Free Income Fund
Fund Overview
Q. What is the Fund’s investment strategy?
A. The Fund seeks to provide investors with as high a
level of income exempt from federal, New York State and
New York City personal income taxes as is consistent with
prudent investment management and the preservation of
shareholders’ capital by normally investing at least 80% of
its total assets in securities that pay interest free from federal income taxes and New York State personal income taxes.
1
As a non-fundamental policy, the Fund also normally invests
at least 65% of its total assets in securities that pay interest free from New York City personal income taxes.
1
The Fund
only buys municipal securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S.
nationally recognized rating services (or comparable unrated or short-term rated securities).
Q. What were the overall market conditions during the
Fund’s reporting period?
A. The 12 months ending February 29, 2024, saw the U.S.
Federal Reserve (Fed) turn more cautious in its monetary
policy tightening campaign, in an effort to get inflation under control without tipping the economy into recession. The Fed
delivered three 25 basis point (bp) hikes during the period, the last of which occurred in July 2023 and took the fed
funds target rate to a range of 5.25%–5.50%, a more than
20-year high. Since then, policymakers have maintained a
restrictive stance, as the annual headline Consumer Price
Index (CPI) declined from 6.0% for February 2023 to 3.1%
in January 2024. At its most recent meeting (in January
2024), the Fed still left the policy rate unchanged while Fed
Chair Jerome Powell pushed back against investor hopes
for a March 2024 rate cut, saying that the Federal Open
Market Committee was waiting to see further confirmation
of the disinflationary trend. Meanwhile, the U.S. economy
remained robust, with real gross domestic product increasing at an annualized rate of 3.3% in the fourth quarter of 2023, underpinned by strong consumer and government spending.
The municipal (muni) bond market recorded positive total
returns over the period under review, helped by a late-
year rally in 2023 which was fueled by increased investor
optimism that monetary policy tightening had come to an
end. Nevertheless, for most of the last 12 months, high
levels of uncertainty kept Fund flows into muni bond retail
vehicles negative. Anecdotal feedback suggested that
many asset allocators were retaining large cash and cash-
equivalent balances, waiting on the sidelines for volatility to decline. Towards the end of the period, elevated muni bond
yields helped draw investor interest, with Fund flows into the asset class turning positive in January 2024.
Q. How did we respond to these changing market
conditions?
A. The past 12 months witnessed high levels of uncertainty.
However, market volatility was largely interest-rate driven.
Credit fundamentals have remained stable, with robust
balance sheets that were supported by significant “rainy-day”
funds which, in turn, were bolstered by federal COVID-19
aid, increased during the post-pandemic recovery, and
maintained with conservative budgeting and fiscal discipline.
Considering our view of the fundamental strength in the muni market, the Fund is consequently tilted towards lower-rated
issuers and bonds with no external credit rating. Over the
period, we looked for opportunities that had the potential
to improve the overall yield of the portfolio and used our
rigorous bottom-up research process to help us identify
credits that represented good relative value, in our view.
Performance Overview
The Fund’s Class A share price, as measured by net
asset value,  increased from  $9.72 on February 28, 2023 ,
to  $10.02 on February 29, 2024 . The Fund’s Class A
shares paid dividends totaling  29.9763 cents per share for
the reporting period.
2
The Performance Summary beginning
on page  5 shows that at the end of this reporting period the
Fund’s Class A shares’ distribution rate was 2.85% , based
on an annualization of the February 's 2.4739  cents per
share dividend and the maximum offering price of $10.41
on February 29, 2024 . An investor in the  2024  maximum
combined federal and New York State and City personal
income tax bracket of 55.58% (including 3.80% Medicare
tax) would need to earn a distribution rate of  6.42% from
a taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid the impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
14
.

Franklin New York Tax-Free Income Fund

franklintempleton.com
Annual Report
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Q. What were the leading contributors to performance?
A. The Fund outperformed its benchmark over the 12
months under review, supported primarily by a tilt toward
lower-rated muni bonds and its security selection among
rating categories. The Fund’s overweights to bonds with
no external credit rating, as well as to A and BBB rated
issues, boosted relative returns over the period. Additionally, selection in AA and A rated securities benefited results.
Q. What were the leading detractors from performance?
A. Negative performance over the period came from the
Fund’s yield curve positioning, driven by an overweight to
muni bonds with five or more years to maturity. In addition, while security selection overall helped relative returns,
selection in BBB rated issues was a drag on results.
Q. Were there any significant changes to the Fund
during the reporting period?
A. There were no significant changes to the Fund’s overall
strategy. However, as we gained more clarity around
the Fed’s monetary tightening path and became more
comfortable that muni fundamentals were generally robust in
the face of tighter financing conditions and slowing economic activity, the Fund increased its exposure to lower-rated muni bonds, while also increasing its underweight to AAA and AA
rated issues. The Franklin Templeton Fixed Income research
team conducts an in-depth analysis of potential investment
opportunities and is therefore able to find what they deem to be attractively priced securities from muni issuers with solid underlying credit fundamentals that could weather a period
of below-trend growth.
*Does not include cash and cash equivalents.
Thank you for your continued participation in Franklin New
York Tax-Free Income Fund. We look forward to serving your
future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 29, 2024, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
2/29/24
% of Total
Investments*
Transportation 19.38%
Special Tax 18.85%
Utilities 12.91%
Education 11.34%
Industrial Dev. Revenue and Pollution Control 9.24%
Housing 8.65%
Health Care 7.78%
Local 4.03%
Other Revenue Bonds 3.53%
Lease 3.28%
Refunded 0.58%
State General Obligation 0.43%

Performance Summary as of February 29, 2024
Franklin New York Tax-Free Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/29/24
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
1-Year +6.29% +2.30%
5-Year +6.05% +0.41%
10-Year +19.23% +1.39%
Advisor
1-Year +6.54% +6.54%
5-Year +7.38% +1.44%
10-Year +21.66% +1.98%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 2.85% 6.42% 3.07% 6.36%
Advisor 3.19% 7.18% 3.43% 7.10%
See page 7 for Performance Summary footnotes.

Franklin New York Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 7 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(2/28/14–2/29/24)
Advisor Class
(2/28/14–2/29/24)

Franklin New York Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Portfolios focused on a single state are subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Net expenses are capped under a contrac-
tual agreement, which cannot be terminated prior to 6/30/24 without Board consent. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s February’s dividend and the maximum offering price (NAV for Advisor Class) per share on 2/29/24.
7. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/23 for the maximum combined effective federal and New York state and City personal income tax rate of 55.58%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Source: FactSet. The Bloomberg New York Municipal Bond Index is the New York component of the Bloomberg Municipal Bond Index, a market value-weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
10. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(3/1/23–2/29/24)
Share Class
Net Investment
Income
A $0.299763
A1 $0.314470
C $0.260613
R6 $0.325079
Advisor $0.324249
Total Annual Operating Expenses
10
Share Class
A 0.79%
Advisor 0.55%

Your Fund’s Expenses
Franklin New York Tax-Free Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/23
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1
a
Annualized
Expense
Ratio
A $1,000 $1,048.20 $3.76 $1,021.19 $3.71 0.74%
A1 $1,000 $1,050.00 $3.00 $1,021.94 $2.96 0.59%
C $1,000 $1,047.20 $5.79 $1,019.20 $5.71 1.14%
R6 $1,000 $1,049.30 $2.50 $1,022.42 $2.47 0.49%
Advisor $1,000 $1,050.40 $2.49 $1,022.43 $2.46 0.49%

Franklin New York Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28, Year Ended
February 28,
2022
b
Year Ended May 31,
Year Ended
May 31, 2019
c
2024
a
2023 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $9.72 $10.83 $11.38 $11.09 $11.10 $10.75
Income from investment operations
d
:
Net investment income
e
............. 0.30 0.27 0.19 0.28 0.29 0.24
Net realized and unrealized gains (losses) 0.30 (1.11) (0.55) 0.29 (0.01) 0.34
Total from investment operations ........ 0.60 (0.84) (0.36) 0.57 0.28 0.58
Less distributions from:
Net investment income .............. (0.30) (0.27) (0.19) (0.28) (0.29) (0.23)
Net asset value, end of year ........... $10.02 $9.72 $10.83 $11.38 $11.09 $11.10
Total return
f
........................ 6.29% (7.77)% (3.25)% 5.15% 2.51% 5.46%
Ratios to average net assets
g
Expenses
h
........................ 0.75% 0.81% 0.82% 0.78% 0.78% 0.78%
Net investment income ............... 3.08% 2.74% 2.21% 2.48% 2.59% 3.09%
Supplemental data
Net assets, end of year (000’s) ......... $361,554 $351,002 $409,409 $367,358 $291,562 $177,982
Portfolio turnover rate ................ 15.99% 22.81% 11.94% 12.15% 21.27% 19.78%
a
For the year ended February 29.
b
For the period June 1, 2021 to February 28, 2022.
c
For the period September 10, 2018 (effective date) to May 31, 2019.
d
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
e
Based on average daily shares outstanding.
f
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28, Year Ended
February 28,
2022
b
Year Ended May 31,
2024
a
2023 2021 2020 2019
Class A1
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $9.73 $10.84 $11.39 $11.10 $11.10 $10.86
Income from investment operations
c
:
Net investment income
d
............. 0.32 0.29 0.20 0.30 0.31 0.35
Net realized and unrealized gains (losses) 0.29 (1.12) (0.55) 0.28 (0.01) 0.25
Total from investment operations ........ 0.61 (0.83) (0.35) 0.58 0.30 0.60
Less distributions from:
Net investment income .............. (0.31) (0.28) (0.20) (0.29) (0.30) (0.36)
Net asset value, end of year ........... $10.03 $9.73 $10.84 $11.39 $11.10 $11.10
Total return
e
....................... 6.44% (7.63)% (3.13)% 5.31% 2.75% 5.67%
Ratios to average net assets
f
Expenses
g
........................ 0.60% 0.66% 0.67% 0.63% 0.63% 0.63%
Net investment income ............... 3.23% 2.89% 2.36% 2.63% 2.74% 3.24%
Supplemental data
Net assets, end of year (000’s) ......... $1,891,646 $2,010,712 $2,514,275 $2,775,454 $2,902,606 $3,192,168
Portfolio turnover rate ................ 15.99% 22.81% 11.94% 12.15% 21.27% 19.78%
a
For the year ended February 29.
b
For the period June 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28, Year Ended
February 28,
2022
b
Year Ended May 31,
2024
a
2023 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $9.72 $10.82 $11.38 $11.08 $11.09 $10.85
Income from investment operations
c
:
Net investment income
d
............. 0.26 0.23 0.15 0.24 0.24 0.29
Net realized and unrealized gains (losses) 0.30 (1.10) (0.56) 0.29 (0.01) 0.25
Total from investment operations ........ 0.56 (0.87) (0.41) 0.53 0.23 0.54
Less distributions from:
Net investment income .............. (0.26) (0.23) (0.15) (0.23) (0.24) (0.30)
Net asset value, end of year ........... $10.02 $9.72 $10.82 $11.38 $11.08 $11.09
Total return
e
....................... 5.86% (8.06)% (3.62)% 4.83% 2.10% 5.10%
Ratios to average net assets
f
Expenses
g
........................ 1.15% 1.21% 1.22% 1.18% 1.18% 1.18%
Net investment income ............... 2.67% 2.33% 1.82% 2.10% 2.19% 2.69%
Supplemental data
Net assets, end of year (000’s) ......... $64,099 $89,134 $129,772 $202,215 $257,275 $332,093
Portfolio turnover rate ................ 15.99% 22.81% 11.94% 12.15% 21.27% 19.78%
a
For the year ended February 29.
b
For the period June 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28, Year Ended
February 28,
2022
b
Year Ended May 31,
2024
a
2023 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $9.74 $10.85 $11.41 $11.11 $11.12 $10.88
Income from investment operations
c
:
Net investment income
d
............. 0.33 0.30 0.21 0.31 0.32 0.36
Net realized and unrealized gains (losses) 0.30 (1.11) (0.55) 0.30 (0.01) 0.25
Total from investment operations ........ 0.63 (0.81) (0.34) 0.61 0.31 0.61
Less distributions from:
Net investment income .............. (0.33) (0.30) (0.22) (0.31) (0.32) (0.37)
Net asset value, end of year ........... $10.04 $9.74 $10.85 $11.41 $11.11 $11.12
Total return
e
....................... 6.55% (7.48)% (3.10)% 5.54% 2.80% 5.80%
Ratios to average net assets
f
Expenses
g
........................ 0.49% 0.51% 0.50% 0.50% 0.50% 0.50%
h
Net investment income ............... 3.34% 3.04% 2.52% 2.76% 2.87% 3.37%
Supplemental data
Net assets, end of year (000’s) ......... $98,748 $86,891 $97,268 $89,785 $71,991 $62,689
Portfolio turnover rate ................ 15.99% 22.81% 11.94% 12.15% 21.27% 19.78%
a
For the year ended February 29.
b
For the period June 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin New York Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28, Year Ended
February 28,
2022
b
Year Ended May 31,
2024
a
2023 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $9.74 $10.84 $11.40 $11.10 $11.11 $10.87
Income from investment operations
c
:
Net investment income
d
............. 0.33 0.30 0.21 0.31 0.32 0.36
Net realized and unrealized gains (losses) 0.29 (1.11) (0.56) 0.29 (0.02) 0.25
Total from investment operations ........ 0.62 (0.81) (0.35) 0.60 0.30 0.61
Less distributions from:
Net investment income .............. (0.32) (0.29) (0.21) (0.30) (0.31) (0.37)
Net asset value, end of year ........... $10.04 $9.74 $10.84 $11.40 $11.10 $11.11
Total return
e
....................... 6.54% (7.44)% (3.15)% 5.50% 2.76% 5.77%
Ratios to average net assets
f
Expenses
g
........................ 0.50% 0.57% 0.57% 0.53% 0.53% 0.53%
Net investment income ............... 3.35% 3.01% 2.46% 2.73% 2.84% 3.34%
Supplemental data
Net assets, end of year (000’s) ......... $489,421 $328,181 $277,600 $287,411 $266,050 $220,727
Portfolio turnover rate ................ 15.99% 22.81% 11.94% 12.15% 21.27% 19.78%
a
For the year ended February 29.
b
For the period June 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Income Fund
Schedule of Investments, February 29, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.2%
Software 0.2%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 6,700,000 $ 6,665,651
Total Corporate Bonds (Cost $ 6,700,000 ) .......................................
6,665,651
Municipal Bonds 97.8%
California 0.2%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
5,800,000 5,215,757
Florida 1.2%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 18,760,000 16,263,327
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-2 , 5.5% , 12/01/30 .............................................. 2,770,000 2,429,933
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 3,990,000 2,750,204
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 15,500,000 13,543,125
34,986,589
Georgia 0.3%
b
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 11,550,000 9,471,718
Illinois 1.0%
Metropolitan Pier & Exposition Authority ,
Revenue , 2022 A , Refunding , 4% , 12/15/42 .............................. 6,970,000 6,886,605
Revenue , 2022 A , Refunding , 4% , 6/15/52 ............................... 10,310,000 9,582,575
State of Illinois ,
GO , 2003 , 5.1% , 6/01/33 ............................................ 5,000,000 4,928,541
GO , 2020 B , 5% , 10/01/29 ........................................... 1,000,000 1,098,525
GO , 2021 A , 5% , 3/01/31 ............................................ 650,000 729,035
GO , 2021 A , 5% , 3/01/32 ............................................ 500,000 558,733
GO , 2021 A , 5% , 3/01/34 ............................................ 2,000,000 2,228,729
GO , 2021 A , 4% , 3/01/38 ............................................ 2,600,000 2,600,418
28,613,161
Kentucky 0.2%
b
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, 2022 A , Zero Cpn., 5/01/52 .............................. 7,600,000 5,612,184
New Jersey 0.4%
New Jersey Economic Development Authority , Revenue , 2021 QQQ , 4% , 6/15/50 ...
1,500,000 1,442,490
New Jersey Transportation Trust Fund Authority ,
Revenue , 2020 AA , 5% , 6/15/50 ....................................... 4,750,000 5,002,526
Revenue , 2022 A , 4% , 6/15/41 ........................................ 1,500,000 1,513,180
Revenue , 2022 BB , 4% , 6/15/46 ....................................... 5,000,000 4,870,618
12,828,814
New York 89.7%
Albany Capital Resource Corp. ,
Albany College of Pharmacy and Health Sciences , Revenue , 2022 A , Refunding ,
5.25% , 12/01/38 ................................................. 6,505,000 6,940,127
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2021 D , 4% ,
11/01/51 ....................................................... 2,000,000 1,891,159
Battery Park City Authority ,
Revenue, Senior Lien , 2019 A , 5% , 11/01/49 ............................. 6,130,000 6,546,511
Revenue, Senior Lien , 2023 A , 5% , 11/01/48 ............................. 20,000,000 22,362,100
Brookhaven Local Development Corp. ,
Active Retirement Community, Inc. Obligated Group , Revenue , 2020 A , 4% , 11/01/45 1,500,000 1,320,971

Franklin New York Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Brookhaven Local Development Corp., (continued)
Active Retirement Community, Inc. Obligated Group , Revenue , 2020 A , 4% , 11/01/55 $ 8,000,000 $ 6,591,880
Broome County Local Development Corp. ,
Good Shepherd Village at Endwell Obligated Group , Revenue , 2021 , Refunding , 4% ,
7/01/36 ........................................................ 1,600,000 1,363,952
Good Shepherd Village at Endwell Obligated Group , Revenue , 2021 , Refunding , 4% ,
7/01/41 ........................................................ 1,530,000 1,200,236
Good Shepherd Village at Endwell Obligated Group , Revenue , 2021 , Refunding , 4% ,
7/01/47 ........................................................ 1,160,000 848,526
United Health Services Hospitals Obligated Group , Revenue , 2020 , Refunding ,
AGMC Insured , 3% , 4/01/45 ........................................ 7,045,000 5,559,130
Buffalo & Erie County Industrial Land Development Corp. ,
Catholic Health System Obligated Group , Revenue , 2015 , 5.25% , 7/01/35 ....... 1,000,000 877,409
Catholic Health System Obligated Group , Revenue , 2015 , 5% , 7/01/40 ......... 1,000,000 848,573
D'Youville College , Revenue , 2020 A , Refunding , 4% , 11/01/50 ................ 2,500,000 2,042,756
Build NYC Resource Corp. ,
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/36 ............ 400,000 377,104
Classical Charter School, Inc. , Revenue , 2023 A , 4.5% , 6/15/43 ............... 700,000 696,732
Classical Charter School, Inc. , Revenue , 2023 A , 4.75% , 6/15/53 .............. 850,000 836,057
Classical Charter School, Inc. , Revenue , 2023 A , 4.75% , 6/15/58 .............. 725,000 706,404
Grand Concourse Acadmey Charter School , Revenue , 2022 A , 5% , 7/01/42 ...... 600,000 614,276
Grand Concourse Acadmey Charter School , Revenue , 2022 A , 5% , 7/01/52 ...... 725,000 729,238
Grand Concourse Acadmey Charter School , Revenue , 2022 A , 5% , 7/01/56 ...... 570,000 571,036
KIPP NYC Public Charter Schools , Revenue , 2022 , 5.25% , 7/01/52 ............ 4,000,000 4,149,810
KIPP NYC Public Charter Schools , Revenue , 2022 , 5.25% , 7/01/57 ............ 1,000,000 1,032,949
KIPP NYC Public Charter Schools , Revenue , 2022 , 5.25% , 7/01/62 ............ 1,500,000 1,544,228
c
Chautauqua County Capital Resource Corp. , NRG Energy, Inc. , Revenue , 2020 ,
Refunding , Mandatory Put , 4.25% , 4/03/28 ............................... 2,000,000 2,023,109
City of Long Beach , GO , 2022 B , BAM Insured , 5.25% , 7/15/42 .................
1,010,000 1,106,901
City of New Rochelle , Iona College , Revenue , 2015 A , Refunding , 5% , 7/01/45 .....
2,675,000 2,681,080
City of New York ,
GO , 2002 D , 5.5% , 6/01/24 .......................................... 75,000 75,111
GO , 2015 C , Refunding , 5% , 8/01/32 ................................... 4,000,000 4,061,929
GO , 2015 C , Refunding , 5% , 8/01/33 ................................... 3,000,000 3,046,177
GO , 2015 C , Refunding , 5% , 8/01/34 ................................... 1,500,000 1,522,818
GO , 2017 B , 5% , 12/01/41 ........................................... 7,000,000 7,261,208
GO , 2018 B-1 , 5% , 10/01/38 ......................................... 6,250,000 6,601,428
GO , 2018 E-1 , 5% , 3/01/40 .......................................... 14,330,000 15,201,695
GO , 2018 E-1 , 5% , 3/01/44 .......................................... 12,500,000 13,146,766
GO , 2018 F-1 , 5% , 4/01/40 .......................................... 16,210,000 17,214,902
GO , 2018 F-1 , 5% , 4/01/45 .......................................... 10,000,000 10,508,324
GO , 2019 D-1 , 4% , 12/01/43 ......................................... 10,000,000 9,883,601
GO , 2022 D-1 , 5.25% , 5/01/41 ........................................ 1,500,000 1,701,206
GO , 2023 A-1 , 4% , 9/01/46 .......................................... 5,000,000 4,934,378
GO , 2023 E-1 , 4% , 4/01/45 .......................................... 3,000,000 2,976,463
GO , 2023 E-1 , 5.25% , 4/01/47 ........................................ 10,000,000 11,112,066
d
GO , 2024 C , 5.25% , 3/01/53 ......................................... 7,750,000 8,561,038
Dutchess County Local Development Corp. ,
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/32 ...... 175,000 188,432
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/33 ...... 185,000 198,721
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/34 ...... 500,000 537,447
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/35 ...... 200,000 198,731
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/36 ...... 200,000 196,729
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/37 ...... 250,000 241,847
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/38 ...... 250,000 236,702
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/39 ...... 100,000 93,629
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/40 ...... 100,000 92,629

Franklin New York Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Dutchess County Local Development Corp., (continued)
Nuvance Health Obligated Group , Revenue , 2016 B , 5% , 7/01/31 ............. $ 10,550,000 $ 10,736,846
Nuvance Health Obligated Group , Revenue , 2019 B , Refunding , 4% , 7/01/44 ..... 1,900,000 1,767,815
Nuvance Health Obligated Group , Revenue , 2019 B , Refunding , 4% , 7/01/49 ..... 4,425,000 3,987,915
Vassar College , Revenue , 2017 , Refunding , 5% , 7/01/42 .................... 5,000,000 5,190,799
Vassar College , Revenue , 2017 , Refunding , 4% , 7/01/46 .................... 5,715,000 5,642,823
Genesee County Funding Corp. (The) , Rochester Regional Health Obligated Group ,
Revenue , 2022 A , Refunding , 5.25% , 12/01/52 ............................ 4,250,000 4,449,753
Hempstead Town Local Development Corp. ,
Hofstra University , Revenue , 2017 , Refunding , 5% , 7/01/42 .................. 1,250,000 1,297,439
Hofstra University , Revenue , 2017 , Refunding , 5% , 7/01/47 .................. 5,250,000 5,418,007
Hofstra University , Revenue , 2021 A , Refunding , 4% , 7/01/39 ................. 575,000 586,510
Hofstra University , Revenue , 2021 A , Refunding , 4% , 7/01/40 ................. 715,000 726,256
Hofstra University , Revenue , 2021 A , Refunding , 4% , 7/01/41 ................. 625,000 633,381
Hofstra University , Revenue , 2021 A , Refunding , 3% , 7/01/51 ................. 3,000,000 2,155,644
Hudson Yards Infrastructure Corp. ,
Revenue , 2017 A , Refunding , 5% , 2/15/42 ............................... 35,000,000 36,435,924
Revenue , 2017 A , Refunding , AGMC Insured , 4% , 2/15/47 ................... 13,680,000 13,461,625
Long Island Power Authority ,
Revenue , 2016 B , Refunding , 5% , 9/01/41 ............................... 15,250,000 15,824,260
Revenue , 2018 , 5% , 9/01/39 ......................................... 5,000,000 5,358,372
Revenue , 2019 A , 4% , 9/01/37 ........................................ 19,550,000 20,192,499
Revenue , 2020 A , Refunding , 5% , 9/01/38 ............................... 1,500,000 1,681,272
Revenue , 2021 A , Refunding , 4% , 9/01/41 ............................... 2,030,000 2,064,354
Revenue , 2022 A , Refunding , 5% , 9/01/44 ............................... 3,000,000 3,361,607
Revenue , 2023 E , 5% , 9/01/53 ........................................ 3,500,000 3,851,081
Metropolitan Transportation Authority ,
Revenue , 2014 B , 5.25% , 11/15/35 .................................... 4,000,000 4,011,098
Revenue , 2015 C-1 , Refunding , 5% , 11/15/35 ............................ 5,000,000 5,121,718
Revenue , 2016 B , Refunding , 5% , 11/15/33 .............................. 6,000,000 6,271,492
Revenue , 2016 B , Refunding , 5% , 11/15/35 .............................. 4,000,000 4,173,624
Revenue , 2016 B , Refunding , 5% , 11/15/37 .............................. 18,500,000 19,206,025
Revenue , 2016 D , Refunding , 5% , 11/15/30 .............................. 10,305,000 10,782,157
Revenue , 2017 A-1 , Refunding , 5% , 11/15/51 ............................. 2,505,000 2,548,461
Revenue , 2017 C-1 , Refunding , 5% , 11/15/30 ............................ 6,215,000 6,688,684
Revenue , 2017 D , Refunding , 4% , 11/15/42 .............................. 20,000,000 19,626,824
Revenue , 2017 D , Refunding , 4% , 11/15/46 .............................. 5,000,000 4,822,483
Revenue , 2019 C , AGMC Insured , 4% , 11/15/45 ........................... 8,000,000 7,865,038
Revenue , 2020 A-1 , 5% , 11/15/48 ..................................... 17,000,000 17,850,456
Revenue , 2020 C-1 , 4.75% , 11/15/45 ................................... 2,950,000 3,037,574
Revenue , 2020 C-1 , 5% , 11/15/50 ..................................... 9,150,000 9,577,511
Revenue , 2020 D , 5% , 11/15/44 ....................................... 15,000,000 15,963,282
Revenue , 2020 D , 4% , 11/15/50 ....................................... 10,000,000 9,573,235
Revenue , 2021 A-2 , 4% , 11/15/42 ..................................... 5,000,000 4,957,981
Dedicated Tax Fund , Revenue , 2012 A , Refunding , Zero Cpn., 11/15/32 ......... 10,000,000 7,572,758
Dedicated Tax Fund , Revenue , 2017 A , 5% , 11/15/47 ....................... 30,375,000 31,387,824
Dedicated Tax Fund , Revenue , 2017 B-1 , Refunding , 5% , 11/15/35 ............ 6,000,000 6,421,568
Dedicated Tax Fund , Revenue , 2017 B-1 , Refunding , 5% , 11/15/42 ............ 5,000,000 5,240,392
Dedicated Tax Fund , Revenue , 2017 B-1 , Refunding , 5% , 11/15/47 ............ 13,505,000 14,018,899
Monroe County Industrial Development Corp. ,
Rochester Regional Health Obligated Group , Revenue , 2017 , 5% , 12/01/46 ...... 17,000,000 17,207,121
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 5% ,
12/01/31 ....................................................... 1,500,000 1,595,613
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 5% ,
12/01/32 ....................................................... 4,200,000 4,465,493
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 5% ,
12/01/33 ....................................................... 1,000,000 1,062,595

Franklin New York Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Monroe County Industrial Development Corp., (continued)
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 5% ,
12/01/34 ....................................................... $ 2,510,000 $ 2,662,674
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 4% ,
12/01/35 ....................................................... 1,100,000 1,098,314
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 4% ,
12/01/46 ....................................................... 8,560,000 7,705,947
b
True North Rochester Prep Charter School , Revenue , 144A, 2020 A , 5% , 6/01/50 . 2,360,000 2,361,888
b
True North Rochester Prep Charter School , Revenue , 144A, 2020 A , 5% , 6/01/59 . 2,345,000 2,319,935
University of Rochester , Revenue , 2015 A , Refunding , 5% , 7/01/30 ............ 3,275,000 3,337,558
University of Rochester , Revenue , 2015 A , Refunding , 5% , 7/01/32 ............ 2,000,000 2,033,263
University of Rochester , Revenue , 2015 A , Refunding , 5% , 7/01/37 ............ 1,780,000 1,800,397
University of Rochester , Revenue , 2017 C , Refunding , 4% , 7/01/43 ............ 22,895,000 22,929,542
University of Rochester , Revenue , 2017 D , Refunding , 4% , 7/01/43 ............ 21,550,000 21,582,512
University of Rochester , Revenue , 2023 A , 5% , 7/01/53 ..................... 10,000,000 10,897,324
Nassau County Local Economic Assistance Corp. ,
Roosevelt Children's Academy Charter School , Revenue , 2023 A , 5% , 7/01/43 .... 1,440,000 1,482,515
Roosevelt Children's Academy Charter School , Revenue , 2023 A , 5% , 7/01/55 .... 2,605,000 2,590,574
New York City Health and Hospitals Corp. ,
Revenue , 2020 A , Refunding , 5% , 2/15/37 ............................... 325,000 367,416
Revenue , 2020 A , Refunding , 5% , 2/15/38 ............................... 345,000 386,693
Revenue , 2020 A , Refunding , 5% , 2/15/39 ............................... 900,000 1,001,410
Revenue , 2020 A , Refunding , 5% , 2/15/40 ............................... 790,000 872,995
Revenue , 2020 A , Refunding , 3% , 2/15/45 ............................... 1,250,000 997,529
Revenue , 2020 A , Refunding , 4% , 2/15/45 ............................... 1,800,000 1,778,997
Revenue , 2020 A , Refunding , 4% , 2/15/48 ............................... 880,000 853,131
New York City Housing Development Corp. ,
Revenue , 2018 K , 4% , 11/01/48 ....................................... 36,505,000 35,348,496
Revenue , 2019 G-1-B , Refunding , 3% , 11/01/44 ........................... 9,405,000 7,678,279
Revenue , 2019 J , 3% , 11/01/44 ....................................... 4,935,000 4,028,953
Revenue , 2020 C , FNMA Insured , 2.75% , 2/01/51 ......................... 10,000,000 7,004,498
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC , Revenue , 2021 A , Refunding , AGMC Insured , 3% , 1/01/46 5,000,000 3,978,323
Yankee Stadium LLC , Revenue , 2020 A , Refunding , AGMC Insured , 3% , 3/01/49 .. 10,000,000 7,739,308
New York City Municipal Water Finance Authority ,
Water & Sewer System , Revenue , 2017 AA , 4% , 6/15/46 .................... 24,290,000 24,273,254
Water & Sewer System , Revenue , 2017 DD , 5% , 6/15/47 .................... 33,800,000 35,029,485
Water & Sewer System , Revenue , 2018 BB-1 , 5% , 6/15/46 .................. 36,375,000 37,787,267
Water & Sewer System , Revenue , 2018 CC-1 , 5% , 6/15/48 .................. 11,225,000 11,645,045
Water & Sewer System , Revenue , 2018 FF , Refunding , 5% , 6/15/40 ............ 15,000,000 16,034,974
Water & Sewer System , Revenue , 2019 DD-1 , 5% , 6/15/49 .................. 19,000,000 20,014,769
Water & Sewer System , Revenue , 2020 AA , Refunding , 5% , 6/15/40 ........... 10,000,000 10,910,170
Water & Sewer System , Revenue , 2022 AA-1 , 5% , 6/15/48 .................. 8,825,000 9,565,733
Water & Sewer System , Revenue , 2023 AA-1 , 5.25% , 6/15/52 ................ 16,750,000 18,587,296
New York City Transitional Finance Authority ,
Building Aid , Revenue , 2018 S-3 , 5% , 7/15/43 ............................ 10,000,000 10,597,039
Building Aid , Revenue , 2019 S-1 , 5% , 7/15/43 ............................ 22,230,000 23,557,218
Building Aid , Revenue , 2019 S-2 A , Refunding , 5% , 7/15/34 .................. 4,235,000 4,618,234
Building Aid , Revenue , 2020 S-1 , 4% , 7/15/41 ............................ 8,465,000 8,511,689
Building Aid , Revenue , 2020 S-1B , 4% , 7/15/41 ........................... 2,465,000 2,470,738
Future Tax Secured , Revenue , 2016 A-1 , 5% , 8/01/36 ...................... 10,000,000 10,220,142
Future Tax Secured , Revenue , 2017 A-1 , 5% , 5/01/40 ...................... 13,415,000 13,839,164
Future Tax Secured , Revenue , 2017 E-1 , 5% , 2/01/33 ...................... 6,500,000 6,879,002
Future Tax Secured , Revenue , 2017 F-1 , 5% , 5/01/42 ...................... 17,500,000 18,250,199
Future Tax Secured , Revenue , 2018 A-3 , 5% , 8/01/40 ...................... 3,270,000 3,435,994
Future Tax Secured , Revenue , 2018 C-3 , 4% , 5/01/42 ...................... 7,410,000 7,414,174
Future Tax Secured , Revenue , 2019 A-1 , 5% , 8/01/40 ...................... 9,340,000 9,943,923

Franklin New York Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York City Transitional Finance Authority, (continued)
Future Tax Secured , Revenue , 2020 B-1 , 4% , 11/01/41 ..................... $ 7,205,000 $ 7,267,769
Future Tax Secured , Revenue , 2021 C-1 , 4% , 5/01/43 ...................... 5,000,000 4,996,715
Future Tax Secured , Revenue , 2023 D-1 , 5% , 11/01/46 ..................... 10,000,000 10,978,602
Future Tax Secured , Revenue , 2024 A-1 , 4% , 5/01/53 ...................... 3,000,000 2,866,284
New York Convention Center Development Corp. , New York City Hotel Unit Fee ,
Revenue, Senior Lien , 2016 A , 5% , 11/15/46 ............................. 5,000,000 5,091,780
New York Liberty Development Corp. ,
Revenue , 2021 A , Refunding , 3% , 11/15/51 .............................. 18,000,000 13,405,374
Goldman Sachs Headquarters LLC , Revenue , 2005 , Refunding , 5.25% , 10/01/35 .. 91,360,000 108,560,813
Goldman Sachs Headquarters LLC , Revenue , 2007 , 5.5% , 10/01/37 ........... 27,000,000 32,655,633
Port Authority of New York & New Jersey , Revenue , 1WTC 2021 , Refunding , 3% ,
2/15/42 ........................................................ 5,000,000 4,301,554
New York Power Authority ,
Revenue , 2020 A , Refunding , 4% , 11/15/60 .............................. 11,455,000 10,955,666
SFP Transmission Project , Revenue , 2023 A , AGMC Insured , 5% , 11/15/53 ...... 3,000,000 3,305,124
New York State Dormitory Authority ,
Revenue , 2008 A-1 , 5% , 6/01/38 ...................................... 3,970,000 3,973,801
Revenue , 2009 A , AGMC Insured , 5.625% , 10/01/29 ....................... 300,000 300,552
Revenue , 2009 C , AGMC Insured , 5% , 10/01/31 .......................... 45,000 45,060
Revenue , 2009 C , AGMC Insured , 5.125% , 10/01/36 ....................... 60,000 60,091
Revenue , 2010 A , AGMC Insured , 5% , 10/01/24 ........................... 710,000 710,984
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/37 1,705,000 1,327,449
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/38 2,200,000 1,697,309
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/39 1,305,000 989,206
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/40 1,300,000 972,663
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 5% , 7/01/41 2,100,000 1,771,328
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/45 5,835,000 4,127,152
Educational Housing Services, Inc. , Revenue , 2005 , AMBAC Insured , 5.25% , 7/01/30 5,150,000 5,423,311
Fashion Institute of Technology , Revenue , 2007 , NATL Insured , 5.25% , 7/01/26 ... 6,105,000 6,223,496
Fashion Institute of Technology , Revenue , 2007 , NATL Insured , 5.25% , 7/01/34 ... 13,220,000 14,076,526
Fordham University , Revenue , 2020 , 4% , 7/01/50 .......................... 4,500,000 4,319,588
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2015 , Refunding ,
5% , 12/01/45 ................................................... 1,000,000 942,324
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/32 ................................................... 500,000 480,685
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/33 ................................................... 4,000,000 3,814,705
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/35 ................................................... 1,100,000 1,023,410
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/36 ................................................... 2,100,000 1,915,641
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/37 ................................................... 2,000,000 1,786,517
Iona College , Revenue , 2021 A , 5% , 7/01/46 ............................. 925,000 932,851
Iona College , Revenue , 2021 A , 5% , 7/01/51 ............................. 1,100,000 1,099,956
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/31 ...................... 325,000 344,596
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/32 ...................... 300,000 319,969
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/37 ...................... 225,000 236,006
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/42 ...................... 275,000 280,203
Memorial Sloan-Kettering Cancer Center , Revenue , 2017-1 , Refunding , 4% , 7/01/47 5,000,000 4,892,112
Montefiore Obligated Group , Revenue , 2018 A , Refunding , 5% , 8/01/31 ......... 525,000 546,853
Montefiore Obligated Group , Revenue , 2018 A , Refunding , 5% , 8/01/33 ......... 1,150,000 1,196,990
Montefiore Obligated Group , Revenue , 2020 A , Refunding , 5% , 9/01/30 ......... 1,800,000 1,896,695
Montefiore Obligated Group , Revenue , 2020 A , Refunding , 4% , 9/01/45 ......... 10,900,000 9,949,804
Montefiore Obligated Group , Revenue , 2020 A , Refunding , 4% , 9/01/50 ......... 1,370,000 1,203,512
New School (The) , Revenue , 2015 A , Pre-Refunded , 5% , 7/01/40 ............. 380,000 389,527

Franklin New York Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
New School (The) , Revenue , 2015 A , 5% , 7/01/45 ......................... $ 13,845,000 $ 13,972,997
New School (The) , Revenue , 2015 A , Pre-Refunded , 5% , 7/01/45 ............. 660,000 676,547
New School (The) , Revenue , 2022 A , Refunding , 4% , 7/01/47 ................ 4,000,000 3,806,354
d
New York Institute of Technology , Revenue , 2024 , 5.25% , 7/01/49 ............. 1,300,000 1,429,205
d
New York Institute of Technology , Revenue , 2024 , 5.25% , 7/01/54 ............. 2,900,000 3,153,546
New York University , Revenue , 2017 A , Refunding , 5% , 7/01/38 ............... 5,000,000 5,277,064
New York University , Revenue , 2017 A , Refunding , 5% , 7/01/40 ............... 6,745,000 7,090,211
New York University , Revenue , 2017 A , Refunding , 5% , 7/01/43 ............... 3,000,000 3,139,361
New York University , Revenue , 2018 A , 5% , 7/01/48 ........................ 5,000,000 5,274,503
New York University , Revenue , 2019 A , 4% , 7/01/45 ........................ 3,415,000 3,392,159
New York University , Revenue , 2019 A , 5% , 7/01/49 ........................ 50,000,000 53,116,190
Northwell Health Obligated Group , Revenue , 2015 A , Refunding , 5% , 5/01/36 .... 11,000,000 11,141,078
Northwell Health Obligated Group , Revenue , 2022 A , Refunding , 5% , 5/01/52 .... 13,490,000 14,329,340
NYU Langone Hospitals Obligated Group , Revenue , 2014 , Refunding , 5% , 7/01/27 2,025,000 2,035,088
NYU Langone Hospitals Obligated Group , Revenue , 2014 , Refunding , 5% , 7/01/30 1,000,000 1,004,552
NYU Langone Hospitals Obligated Group , Revenue , 2014 , Refunding , 5% , 7/01/32 1,000,000 1,004,496
NYU Langone Hospitals Obligated Group , Revenue , 2014 , Refunding , 5% , 7/01/34 7,250,000 7,281,933
NYU Langone Hospitals Obligated Group , Revenue , 2020 A , 3% , 7/01/48 ....... 4,000,000 3,090,347
NYU Langone Hospitals Obligated Group , Revenue , 2020 A , 4% , 7/01/50 ....... 20,420,000 19,853,688
NYU Langone Hospitals Obligated Group , Revenue , 2020 A , 4% , 7/01/53 ....... 25,280,000 24,506,687
Rochester Institute of Technology , Revenue , 2019 A , 5% , 7/01/49 .............. 3,500,000 3,695,728
Rochester Institute of Technology , Revenue , 2022 A , 5% , 7/01/41 .............. 1,000,000 1,106,863
Rochester Institute of Technology , Revenue , 2022 A , 5% , 7/01/42 .............. 1,000,000 1,102,679
Rockefeller University (The) , Revenue , 2020 A , Refunding , 5% , 7/01/53 ......... 6,500,000 6,928,865
St. John's University , Revenue , 2015 A , Refunding , 5% , 7/01/29 ............... 1,375,000 1,405,970
St. John's University , Revenue , 2015 A , Refunding , 5% , 7/01/30 ............... 1,675,000 1,713,463
St. John's University , Revenue , 2015 A , Refunding , 5% , 7/01/31 ............... 3,700,000 3,783,620
St. John's University , Revenue , 2015 A , Refunding , 5% , 7/01/34 ............... 2,000,000 2,043,261
St. John's University , Revenue , 2021 A , Refunding , 4% , 7/01/48 ............... 6,250,000 6,064,012
St. Joseph's College , Revenue , 2021 , 4% , 7/01/40 ......................... 225,000 198,270
St. Joseph's College , Revenue , 2021 , 5% , 7/01/51 ......................... 725,000 676,955
State of New York Personal Income Tax , Revenue , 2016 A , 5% , 2/15/42 ......... 1,950,000 2,000,383
State of New York Personal Income Tax , Revenue , 2016 A , 5% , 2/15/43 ......... 8,450,000 8,658,402
State of New York Personal Income Tax , Revenue , 2017 A , Pre-Refunded , 5% ,
2/15/39 ........................................................ 15,000 16,005
State of New York Personal Income Tax , Revenue , 2017 B , Pre-Refunded , 5% ,
2/15/40 ........................................................ 10,000 10,796
State of New York Personal Income Tax , Revenue , 2017 B , 5% , 2/15/41 ......... 9,910,000 10,386,575
State of New York Personal Income Tax , Revenue , 2017 B , Pre-Refunded , 5% ,
2/15/41 ........................................................ 15,000 16,193
State of New York Personal Income Tax , Revenue , 2017 B , 5% , 2/15/43 ......... 17,075,000 17,839,704
State of New York Personal Income Tax , Revenue , 2017 B , Pre-Refunded , 5% ,
2/15/43 ........................................................ 5,000 5,398
State of New York Personal Income Tax , Revenue , 2017 B , 4% , 2/15/46 ......... 19,995,000 19,570,012
State of New York Personal Income Tax , Revenue , 2017 B , Pre-Refunded , 4% ,
2/15/46 ........................................................ 5,000 5,234
State of New York Personal Income Tax , Revenue , 2018 A , Refunding , 5% , 3/15/45 10,000,000 10,543,000
State of New York Sales Tax , Revenue , 2016 A , 5% , 3/15/34 ................. 10,000,000 10,464,091
State of New York Sales Tax , Revenue , 2016 A , 5% , 3/15/35 ................. 14,745,000 15,418,311
State of New York Sales Tax , Revenue , 2016 A , 5% , 3/15/36 ................. 41,350,000 43,156,143
State of New York Sales Tax , Revenue , 2017 A , 5% , 3/15/41 ................. 10,000,000 10,387,910
State of New York Sales Tax , Revenue , 2017 A , 5% , 3/15/42 ................. 10,000,000 10,374,705
State of New York Sales Tax , Revenue , 2018 A , 4% , 3/15/46 ................. 25,000,000 24,776,400
State of New York Sales Tax , Revenue , 2018 C , Refunding , 4% , 3/15/44 ........ 5,310,000 5,312,012
State of New York Sales Tax , Revenue , 2018 E , Refunding , 5% , 3/15/37 ........ 15,340,000 16,549,051
State of New York Sales Tax , Revenue , 2018 E , Refunding , 5% , 3/15/45 ........ 6,235,000 6,592,222

Franklin New York Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
State University of New York Dormitory Facilities , Revenue , 2017 A , Refunding , 5% ,
7/01/35 ........................................................ $ 2,000,000 $ 2,121,046
State University of New York Dormitory Facilities , Revenue , 2017 A , Refunding , 5% ,
7/01/36 ........................................................ 1,500,000 1,586,373
State University of New York Dormitory Facilities , Revenue , 2017 A , Refunding , 5% ,
7/01/37 ........................................................ 2,000,000 2,107,176
State University of New York Dormitory Facilities , Revenue , 2017 A , Refunding , 5% ,
7/01/38 ........................................................ 1,000,000 1,049,612
State University of New York Dormitory Facilities , Revenue , 2017 A , 5% , 7/01/42 .. 2,970,000 3,091,347
State University of New York Dormitory Facilities , Revenue , 2017 A , Pre-Refunded ,
5% , 7/01/42 .................................................... 780,000 836,653
State University of New York Dormitory Facilities , Revenue , 2017 A , Pre-Refunded ,
5% , 7/01/46 .................................................... 4,000,000 4,303,738
State University of New York Dormitory Facilities , Revenue , 2018 A , 5% , 7/01/43 .. 4,300,000 4,519,605
State University of New York Dormitory Facilities , Revenue , 2018 A , 5% , 7/01/48 .. 7,950,000 8,289,361
State University of New York Dormitory Facilities , Revenue , 2018 A , Pre-Refunded ,
5% , 7/01/48 .................................................... 5,975,000 6,563,565
State University of New York Dormitory Facilities , Revenue , 2019 A , 3% , 7/01/42 .. 4,165,000 3,459,828
State University of New York Dormitory Facilities , Revenue , 2019 A , 4% , 7/01/43 .. 1,200,000 1,193,598
Teachers College , Revenue , 2022 , Refunding , 4% , 7/01/46 .................. 6,175,000 6,150,799
New York State Environmental Facilities Corp. ,
State of New York State Revolving Fund , Revenue , 2017 A , Refunding , 5% , 6/15/46 17,250,000 18,126,557
State of New York State Revolving Fund , Revenue , 2017 E , 5% , 6/15/42 ........ 8,355,000 8,827,027
State of New York State Revolving Fund , Revenue , 2017 E , 5% , 6/15/47 ........ 4,345,000 4,558,876
State of New York State Revolving Fund , Revenue , 2018 B , 5% , 6/15/43 ........ 8,000,000 8,500,590
State of New York State Revolving Fund , Revenue , 2018 B , 5% , 6/15/48 ........ 18,610,000 19,622,966
State of New York State Revolving Fund , Revenue , 2022 B , 5.25% , 9/15/52 ...... 5,000,000 5,546,962
New York State Housing Finance Agency , Revenue , 2020 E , 2.45% , 11/01/50 ......
3,000,000 1,995,040
New York State Thruway Authority ,
Revenue , 2019 B , 4% , 1/01/41 ........................................ 12,000,000 12,040,675
Revenue , 2019 B , 3% , 1/01/46 ........................................ 4,200,000 3,314,592
Revenue , 2019 B , 4% , 1/01/50 ........................................ 20,000,000 19,274,090
Revenue , 2019 B , 4% , 1/01/53 ........................................ 15,000,000 14,329,119
Revenue , L , Refunding , 5% , 1/01/35 ................................... 3,000,000 3,236,380
Revenue , N , 4% , 1/01/46 ............................................ 10,000,000 9,838,776
Revenue , P , Refunding , 5.25% , 1/01/54 ................................. 1,000,000 1,105,668
Revenue, Junior Lien , 2016 A , 5% , 1/01/46 .............................. 15,000,000 15,246,980
State of New York Personal Income Tax , Revenue , 2022 A , Refunding , 5% , 3/15/46 4,125,000 4,536,426
State of New York Personal Income Tax , Revenue , 2022 A , Refunding , 5% , 3/15/48 25,000,000 27,292,467
New York State Urban Development Corp. ,
State of New York Personal Income Tax , Revenue , 2017 C , Refunding , 5% , 3/15/40 8,400,000 8,829,553
State of New York Personal Income Tax , Revenue , 2019 A , 5% , 3/15/42 ......... 10,000,000 10,655,832
State of New York Personal Income Tax , Revenue , 2020 A , 5% , 3/15/41 ......... 5,000,000 5,481,447
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/32 .......................... 5,500,000 5,687,312
Delta Air Lines, Inc. , Revenue , 2020 , 4% , 10/01/30 ......................... 12,400,000 12,394,605
Delta Air Lines, Inc. , Revenue , 2020 , 5% , 10/01/35 ......................... 6,305,000 6,654,134
Delta Air Lines, Inc. , Revenue , 2020 , 5% , 10/01/40 ......................... 11,000,000 11,353,889
Delta Air Lines, Inc. , Revenue , 2020 , 4.375% , 10/01/45 ..................... 26,500,000 26,148,239
Delta Air Lines, Inc. , Revenue , 2023 , 5.625% , 4/01/40 ...................... 5,000,000 5,432,695
Empire State Thruway Partners LLC , Revenue , 2021 , 4% , 10/31/41 ............ 2,130,000 1,965,313
Empire State Thruway Partners LLC , Revenue , 2021 , 4% , 10/31/46 ............ 6,000,000 5,310,889
Empire State Thruway Partners LLC , Revenue , 2021 , 4% , 4/30/53 ............. 19,875,000 16,854,079
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/34 ... 450,000 483,708
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/35 ... 400,000 428,388
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/36 ... 400,000 425,011

Franklin New York Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York Transportation Development Corp., (continued)
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/37 ... $ 350,000 $ 369,388
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 4% , 12/01/38 ... 300,000 291,765
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 4% , 12/01/39 ... 400,000 387,569
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 4% , 12/01/40 ... 2,555,000 2,446,723
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 4% , 12/01/42 ... 910,000 854,781
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/33 ... 1,200,000 1,306,230
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/34 ... 2,000,000 2,173,411
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/36 ... 2,000,000 2,149,564
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 4% , 12/01/39 ... 4,545,000 4,485,802
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 4% , 12/01/41 ... 10,300,000 9,973,222
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 4% , 12/01/42 ... 9,690,000 9,304,103
JFK International Air Terminal LLC , Revenue , 2022 , 5% , 12/01/42 ............. 6,000,000 6,271,129
JFK NTO LLC , Revenue , 2023 , 6% , 6/30/54 .............................. 6,500,000 7,159,549
JFK NTO LLC , Revenue , 2023 , AGMC Insured , 5.125% , 6/30/60 .............. 10,000,000 10,490,586
JFK NTO LLC , Revenue , 2023 , 5.375% , 6/30/60 .......................... 15,160,000 15,916,122
Oneida County Local Development Corp. , Mohawk Valley Health System Obligated
Group , Revenue , 2021 A , AGMC Insured , 4% , 12/01/51 ..................... 4,000,000 3,649,459
b
Oneida Indian Nation of New York , Revenue , 144A, 2024 B , 6% , 9/01/43 .......... 2,150,000 2,242,688
Onondaga Civic Development Corp. ,
Le Moyne College , Revenue , 2021 , 4% , 7/01/38 ........................... 200,000 190,174
Le Moyne College , Revenue , 2021 , 4% , 7/01/41 ........................... 245,000 225,193
Le Moyne College , Revenue , 2021 , 5% , 7/01/46 ........................... 460,000 465,884
Le Moyne College , Revenue , 2021 , 5% , 7/01/51 ........................... 820,000 822,961
Le Moyne College , Revenue , 2022 , Refunding , 5% , 7/01/32 .................. 725,000 775,860
Le Moyne College , Revenue , 2022 , Refunding , 4% , 7/01/34 .................. 315,000 313,471
Le Moyne College , Revenue , 2022 , Refunding , 4% , 7/01/36 .................. 350,000 343,614
Le Moyne College , Revenue , 2022 , Refunding , 4% , 7/01/39 .................. 475,000 445,734
Le Moyne College , Revenue , 2022 , Refunding , 4% , 7/01/42 .................. 530,000 481,598
Onondaga County Trust for Cultural Resources ,
Syracuse University , Revenue , 2019 , Refunding , 5% , 12/01/43 ................ 5,000,000 5,398,475
Syracuse University , Revenue , 2019 , Refunding , 4% , 12/01/47 ................ 17,000,000 16,912,414
Port Authority of New York & New Jersey ,
Revenue , 194 , Refunding , 5% , 10/15/41 ................................. 10,000,000 10,210,429
Revenue , 200 , Refunding , 5% , 4/15/57 ................................. 11,040,000 11,371,203
Revenue , 2014 , 5% , 9/01/34 ......................................... 2,500,000 2,698,411
Revenue , 205th , Refunding , 5% , 5/15/57 ................................ 13,000,000 13,475,918
Revenue , 211th , Refunding , 5% , 9/01/48 ................................ 41,730,000 44,005,896
Revenue , 214th , 4% , 9/01/38 ......................................... 5,000,000 4,966,511
Revenue , 217th , 4% , 11/01/41 ........................................ 10,000,000 10,090,543
Revenue , 221 , 4% , 7/15/45 .......................................... 7,610,000 7,304,862
Revenue , 221 , 4% , 7/15/50 .......................................... 15,250,000 14,359,295
Revenue , 234 , Refunding , 5.5% , 8/01/52 ................................ 4,000,000 4,359,048
Revenue , 238 , Refunding , 5% , 7/15/37 ................................. 4,000,000 4,438,716
Revenue , 240 , Refunding , 5% , 7/15/53 ................................. 2,500,000 2,725,127
Saratoga County Capital Resource Corp. , Skidmore College , Revenue , 2020 A ,
4% , 7/01/50 ...................................................... 2,250,000 2,170,165
Schenectady County Capital Resource Corp. ,
Trustees of Union College , Revenue , 2017 , Refunding , 5% , 1/01/40 ............ 2,600,000 2,705,101
Trustees of Union College , Revenue , 2017 , Refunding , 5% , 1/01/47 ............ 6,590,000 6,806,448
Trustees of Union College , Revenue , 2022 , Refunding , 5.25% , 7/01/52 ......... 700,000 770,847
St. Lawrence County Industrial Development Agency ,
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/34 ............... 465,000 498,162
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/35 ............... 475,000 506,614
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/36 ............... 500,000 529,701
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/37 ............... 525,000 551,992
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/38 ............... 435,000 453,720

Franklin New York Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
St. Lawrence County Industrial Development Agency, (continued)
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/39 ............... $ 400,000 $ 414,587
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/40 ............... 475,000 490,302
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/41 ............... 525,000 539,984
St. Lawrence University , Revenue , 2022 , Refunding , 5.25% , 7/01/47 ........... 1,820,000 1,990,222
St. Lawrence University , Revenue , 2022 , Refunding , 5.25% , 7/01/52 ........... 2,500,000 2,708,504
Suffolk County Water Authority , Revenue , 2018 A , 4% , 6/01/41 .................
25,000,000 25,266,185
Suffolk Tobacco Asset Securitization Corp. ,
Revenue , 2021 A-2 , Refunding , 4% , 6/01/35 ............................. 2,345,000 2,438,154
Revenue , 2021 A-2 , Refunding , 4% , 6/01/36 ............................. 2,425,000 2,503,863
Revenue , 2021 A-2 , Refunding , 4% , 6/01/37 ............................. 1,250,000 1,279,017
Revenue , 2021 A-2 , Refunding , 4% , 6/01/38 ............................. 1,000,000 1,011,576
Revenue , 2021 A-2 , Refunding , 4% , 6/01/39 ............................. 1,465,000 1,473,991
Revenue , 2021 A-2 , Refunding , 4% , 6/01/40 ............................. 1,415,000 1,417,301
Revenue , 2021 A-2 , Refunding , 4% , 6/01/41 ............................. 1,340,000 1,334,287
Revenue , 2021 A-2 , Refunding , 4% , 6/01/50 ............................. 4,500,000 4,201,290
Revenue , 2021 B-1 , Refunding , 4% , 6/01/50 ............................. 4,685,000 4,740,059
Syracuse Regional Airport Authority ,
Revenue , 2021 , Refunding , 4% , 7/01/35 ................................. 735,000 728,363
Revenue , 2021 , Refunding , 4% , 7/01/36 ................................. 750,000 736,315
Tompkins County Development Corp. , Kendal at Ithaca, Inc. , Revenue , 2022 A ,
Refunding , 4% , 7/01/42 ............................................. 3,440,000 3,015,083
Triborough Bridge & Tunnel Authority ,
Revenue , 2013 A , Refunding , Zero Cpn., 11/15/31 ......................... 5,000,000 3,763,896
Revenue , 2015 B , 5% , 11/15/45 ....................................... 5,000,000 5,082,860
Revenue , 2017 A , Refunding , 5% , 11/15/38 .............................. 3,000,000 3,161,931
Revenue , 2017 A , Refunding , 5% , 11/15/47 .............................. 18,120,000 18,789,998
Revenue , 2017 B , Refunding , 5% , 11/15/36 .............................. 21,080,000 22,349,545
Revenue , 2017 B , Refunding , 5% , 11/15/37 .............................. 8,055,000 8,515,338
Revenue , 2017 C-2 , 5% , 11/15/42 ..................................... 18,190,000 19,152,466
Revenue , 2020 A , 5% , 11/15/49 ....................................... 10,000,000 10,722,254
Revenue , 2020 A , 5% , 11/15/54 ....................................... 10,000,000 10,651,476
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2021 A-1 , Refunding , 5% , 5/15/51 .................................... 20,000,000 21,440,850
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2022 D-1B , Refunding , Zero Cpn., 11/15/36 ............................ 6,250,000 3,808,894
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2022 D-1B , Refunding , Zero Cpn., 11/15/39 ............................ 1,115,000 575,077
Sales Tax , Revenue , 2023 A , 4% , 5/15/48 ............................... 9,175,000 8,949,523
Sales Tax , Revenue , 2024 A-1 , 5.25% , 5/15/64 ........................... 10,000,000 10,980,683
Troy Capital Resource Corp. ,
Revenue , 2021 , Refunding , 4% , 9/01/33 ................................. 100,000 102,614
Revenue , 2021 , Refunding , 4% , 9/01/34 ................................. 160,000 164,014
Revenue , 2021 , Refunding , 4% , 9/01/35 ................................. 180,000 184,139
Revenue , 2021 , Refunding , 4% , 9/01/36 ................................. 280,000 284,853
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/35 ...... 3,200,000 3,524,479
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/37 ...... 5,000,000 5,428,113
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/38 ...... 3,800,000 4,100,638
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 4% , 9/01/40 ...... 1,500,000 1,477,233
Trust for Cultural Resources of The City of New York (The) ,
Lincoln Center for the Performing Arts, Inc. , Revenue , 2020 A , Refunding , 4% ,
12/01/34 ....................................................... 1,000,000 1,057,161
Lincoln Center for the Performing Arts, Inc. , Revenue , 2020 A , Refunding , 4% ,
12/01/35 ....................................................... 1,250,000 1,311,813
Utility Debt Securitization Authority ,
Revenue , 2017 , 5% , 12/15/39 ........................................ 5,750,000 6,142,419
Revenue , 2017 , 5% , 12/15/40 ........................................ 10,000,000 10,665,514

Franklin New York Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Utility Debt Securitization Authority, (continued)
Revenue , 2017 , 5% , 12/15/41 ........................................ $ 8,500,000 $ 9,050,895
Westchester County Local Development Corp. ,
Kendal on Hudson Obligated Group , Revenue , 2022 B , Refunding , 4.25% , 1/01/45 2,925,000 2,692,761
Kendal on Hudson Obligated Group , Revenue , 2022 B , Refunding , 5% , 1/01/51 ... 2,500,000 2,492,498
New York Blood Center, Inc. , Revenue , 2024 , 5% , 7/01/35 ................... 2,250,000 2,537,446
New York Blood Center, Inc. , Revenue , 2024 , 5% , 7/01/38 ................... 1,650,000 1,820,853
Westchester County Health Care Corp. Obligated Group , Revenue , 2023 , AGMC
Insured , 5.75% , 11/01/49 .......................................... 1,000,000 1,166,154
Westchester County Health Care Corp. Obligated Group , Revenue , 2023 , AGMC
Insured , 5% , 11/01/51 ............................................. 1,200,000 1,258,061
Westchester County Health Care Corp. Obligated Group , Revenue , 2023 , 6.25% ,
11/01/52 ....................................................... 1,000,000 1,148,453
Westchester County Health Care Corp. Obligated Group , Revenue , 2023 , AGMC
Insured , 5.75% , 11/01/53 .......................................... 1,000,000 1,157,664
Western Nassau County Water Authority ,
Revenue , 2015 A , Pre-Refunded , 5% , 4/01/40 ............................ 1,400,000 1,430,505
Revenue , 2015 A , Pre-Refunded , 5% , 4/01/45 ............................ 2,250,000 2,299,026
Yonkers Industrial Development Agency , Revenue , 2022 , 5.25% , 5/01/51 .........
1,600,000 1,744,999
2,607,681,407
South Carolina 1.0%
South Carolina Jobs-Economic Development Authority ,
b
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 6,900,000 5,860,256
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 6,900,000 5,860,256
b
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-2 , Zero Cpn., 6/01/52 16,250,000 11,432,700
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 6,000,000 4,914,627
28,067,839
Texas 0.7%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 4,390,000 4,471,909
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 8,900,000 6,823,603
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 10,000,000 7,811,912
19,107,424
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 6,900,000 5,855,518
Wisconsin 0.8%
b
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 6,500,000 5,258,641
Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2021 , 5.25% , 6/01/24 ..... 17,500,000 17,500,000
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 1,500,000 1,525,787
24,284,428
U.S. Territories 2.1%
Guam 0.2%
Antonio B Won Pat International Airport Authority ,
Revenue , 2023 A , Refunding , 5% , 10/01/28 .............................. 540,000 551,138
Revenue , 2023 A , Refunding , 5.25% , 10/01/29 ............................ 700,000 728,066
Revenue , 2023 A , Refunding , 5.25% , 10/01/31 ............................ 775,000 807,770
Revenue , 2023 A , Refunding , 5.375% , 10/01/33 ........................... 525,000 551,879
Revenue , 2023 A , Refunding , 5.25% , 10/01/36 ............................ 685,000 706,151
Revenue , 2023 A , Refunding , 5.375% , 10/01/40 ........................... 525,000 537,454

Franklin New York Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Guam (continued)
Antonio B Won Pat International Airport Authority, (continued)
Revenue , 2023 A , Refunding , 5.375% , 10/01/43 ........................... $ 1,250,000 $ 1,266,648
5,149,106
Puerto Rico 1.9%
HTA TRRB Custodial Trust ,
Revenue , 2007 N , 5.25% , 7/01/34 ..................................... 119,118 119,489
Revenue , 2007 N , 5.25% , 7/01/36 ..................................... 164,300 164,953
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 1,050,000 1,040,576
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 22,313,000 22,325,761
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 26,245,000 26,441,785
Sales Tax , Revenue , A-1 , Zero Cpn., 7/01/51 ............................. 20,000,000 4,831,690
54,924,254
Total U.S. Territories .................................................................... 60,073,360
Total Municipal Bonds (Cost $ 2,876,195,002 ) ...................................
2,841,798,199
Total Long Term Investments (Cost $ 2,882,895,002 ) .............................
2,848,463,850
a
a a a a
Short Term Investments 0.3%
Municipal Bonds 0.3%
New York 0.3%
e
City of New York , GO , 2020 B-3 , Daily VRDN and Put , 3.8% , 10/01/46 ...........
6,000,000 6,000,000
e
New York City Municipal Water Finance Authority ,
Water & Sewer System , Revenue , 2017 BB-1B , SPA State Street Bank & Trust Co. ,
Daily VRDN and Put , 3.7% , 6/15/49 .................................. 600,000 600,000
Water & Sewer System , Revenue , 2022 DD , Refunding , Daily VRDN and Put , 3.8% ,
6/15/33 ........................................................ 1,000,000 1,000,000
7,600,000
Total Municipal Bonds (Cost $ 7,600,000 ) .......................................
7,600,000
Total Short Term Investments (Cost $ 7,600,000 ) .................................
7,600,000
a
Total Investments (Cost $ 2,890,495,002 ) 98.3% ..................................
$2,856,063,850
Other Assets, less Liabilities 1.7% .............................................
49,404,130
Net Assets 100.0% ...........................................................
$2,905,467,980

Franklin New York Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

See Abbreviations on page 36 .
a
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 29, 2024, the aggregate value of these securities was $115,248,068, representing 4.0% of net assets.
c
The maturity date shown represents the mandatory put date.
d
Security purchased on a when-issued basis. See Note 1(b).
e
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin New York Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
February 29, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin New
York Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,890,495,002
Value - Unaffiliated issuers .................................................................. $2,856,063,850
Cash .................................................................................... 279,642
Receivables:
Investment securities sold ................................................................... 35,594,684
Capital shares sold ........................................................................ 1,167,816
Interest ................................................................................. 35,559,499
Total assets .......................................................................... 2,928,665,491
Liabilities:
Payables:
Investment securities purchased .............................................................. 15,706,252
Capital shares redeemed ................................................................... 4,371,792
Management fees ......................................................................... 1,108,828
Distribution fees .......................................................................... 254,625
Transfer agent fees ........................................................................ 355,353
Trustees' fees and expenses ................................................................. 2,078
Distributions to shareholders ................................................................. 955,081
Accrued expenses and other liabilities ........................................................... 443,502
Total liabilities ......................................................................... 23,197,511
Net assets, at value ................................................................. $2,905,467,980
Net assets consist of:
Paid-in capital ............................................................................. $3,342,380,504
Total distributable earnings (losses) ............................................................. (436,912,524)
Net assets, at value ................................................................. $2,905,467,980

Franklin New York Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
February 29, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin New
York Tax-Free
Income Fund
Class A:
Net assets, at value ....................................................................... $361,553,565
Shares outstanding ........................................................................ 36,069,975
Net asset value per share
a,b
.................................................................. $10.02
Maximum offering price per share (net asset value per share ÷ 96.25%)
b
................................ $10.41
Class A1:
Net assets, at value ....................................................................... $1,891,645,855
Shares outstanding ........................................................................ 188,591,995
Net asset value per share
a,b
.................................................................. $10.03
Maximum offering price per share (net asset value per share ÷ 96.25%)
b
................................ $10.42
Class C:
Net assets, at value ....................................................................... $64,098,871
Shares outstanding ........................................................................ 6,397,777
Net asset value and maximum offering price per share
a,b
............................................ $10.02
Class R6:
Net assets, at value ....................................................................... $98,748,410
Shares outstanding ........................................................................ 9,832,102
Net asset value and maximum offering price per share
b
............................................. $10.04
Advisor Class:
Net assets, at value ....................................................................... $489,421,279
Shares outstanding ........................................................................ 48,760,452
Net asset value and maximum offering price per share
b
............................................. $10.04
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin New York Tax-Free Income Fund
Financial Statements
Statement of Operations
for the year ended February 29, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin New
York Tax-Free
Income Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $109,386,768
Expenses:
Management fees (Note 3 a ) ................................................................... 13,069,740
Distribution fees: (Note 3c )
    Class A ................................................................................ 888,362
    Class A1 ............................................................................... 1,939,087
    Class C ................................................................................ 497,212
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 101,923
    Class A1 ............................................................................... 563,304
    Class C ................................................................................ 23,064
    Class R6 ............................................................................... 18,184
    Advisor Class ............................................................................ 106,432
Custodian fees (Note 4) ...................................................................... 15,862
Reports to shareholders fees .................................................................. 51,035
Registration and filing fees .................................................................... 50,566
Professional fees ........................................................................... 25,439
Trustees' fees and expenses .................................................................. 34,389
Other .................................................................................... 211,107
Total expenses ......................................................................... 17,595,706
Expense reductions (Note 4) ............................................................... (15,861)
Net expenses ......................................................................... 17,579,845
Net investment income ................................................................ 91,806,923
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (21,584,688)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 112,617,703
Net realized and unrealized gain (loss) ............................................................ 91,033,015
Net increase (decrease) in net assets resulting from operations .......................................... $182,839,938

Franklin New York Tax-Free Income Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin New York Tax-Free Income Fund
Year Ended
February 29, 2024
Year Ended
February 28, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $91,806,923 $85,857,167
Net realized gain (loss) ................................................. (21,584,688) (45,196,972)
Net change in unrealized appreciation (depreciation) ........................... 112,617,703 (298,963,749)
Net increase (decrease) in net assets resulting from operations ................ 182,839,938 (258,303,554)
Distributions to shareholders:
Class A ............................................................. (10,877,666) (9,711,902)
Class A1 ............................................................ (62,187,850) (61,506,353)
Class C ............................................................. (2,028,402) (2,362,234)
Class R6 ............................................................ (2,960,499) (2,628,692)
Advisor Class ........................................................ (13,095,135) (8,412,889)
Total distributions to shareholders .......................................... (91,149,552) (84,622,070)
Capital share transactions: (Note 2 )
Class A ............................................................. (88,705) (17,317,208)
Class A1 ............................................................ (175,889,187) (250,930,997)
Class C ............................................................. (26,842,622) (27,966,780)
Class R6 ............................................................ 9,158,421 (643,331)
Advisor Class ........................................................ 141,520,411 77,379,696
Total capital share transactions ............................................ (52,141,682) (219,478,620)
Net increase (decrease) in net assets ................................... 39,548,704 (562,404,244)
Net assets:
Beginning of year ....................................................... 2,865,919,276 3,428,323,520
End of year ........................................................... $2,905,467,980 $2,865,919,276

Franklin New York Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin New York Tax-Free Income Fund (Fund) is
registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company. The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Fund offers five classes of shares: Class A, Class A1, Class C, Class R6
and Advisor Class. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Securities Purchased on a When-Issued Basis
The Fund purchases securities on a when-issued basis, with
payment and delivery scheduled for a future date. These
transactions are subject to market fluctuations and are
subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund
will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date.
c. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.

Franklin New York Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of February 29, 2024, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. Dividends
from net investment income are normally declared daily;
these dividends may be reinvested or paid monthly to
shareholders. Distributions from realized capital gains and
other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance policy.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Income Taxes
(continued)

Franklin New York Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
2. Shares of Beneficial Interest
At February 29, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3 . Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
February 28, 2024
Year Ended
February 28, 2023
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 6,270,850 $61,249,057 8,105,380 $79,926,466
Shares issued in reinvestment of distributions .......... 1,008,368 9,876,215 888,573 8,731,625
Shares redeemed ............................... (7,303,081) (71,213,977) (10,704,939) (105,975,299)
Net increase (decrease) .......................... (23,863) $(88,705) (1,710,986) $(17,317,208)
Class A1 Shares:
Shares sold ................................... 2,951,490 $29,183,191 3,520,001 $34,638,639
Shares issued in reinvestment of distributions .......... 5,307,682 52,014,086 5,204,230 51,212,277
Shares redeemed ............................... (26,287,428) (257,086,464) (34,110,809) (336,781,913)
Net increase (decrease) .......................... (18,028,256) $(175,889,187) (25,386,578) $(250,930,997)
Class C Shares:
Shares sold ................................... 476,435 $4,655,446 705,449 $6,987,972
Shares issued in reinvestment of distributions .......... 198,347 1,940,517 230,755 2,269,361
Shares redeemed
a
.............................. (3,446,584) (33,438,585) (3,755,462) (37,224,113)
Net increase (decrease) .......................... (2,771,802) $(26,842,622) (2,819,258) $(27,966,780)
Class R6 Shares:
Shares sold ................................... 2,780,893 $27,498,026 2,812,622 $27,516,366
Shares issued in reinvestment of distributions .......... 262,561 2,578,133 241,368 2,376,792
Shares redeemed ............................... (2,128,802) (20,917,738) (3,100,411) (30,536,489)
Net increase (decrease) .......................... 914,652 $9,158,421 (46,421) $(643,331)
Advisor Class Shares:
Shares sold ................................... 32,768,105 $311,543,494 34,614,337 $337,028,315
Shares issued in reinvestment of distributions .......... 1,273,591 12,501,147 790,318 7,773,153
Shares redeemed ............................... (18,982,074) (182,524,230) (27,302,406) (267,421,772)
Net increase (decrease) .......................... 15,059,622 $141,520,411 8,102,249 $77,379,696
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin New York Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of the Fund as follows:
For the year ended February 29, 2024, the gross effective investment management fee rate was 0.458% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A and A1 reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.10%
Class C .................................................................................... 0.65%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $15,013
CDSC retained .............................................................................. $29,633
3 . Transactions with Affiliates (continued)

Franklin New York Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. Effective October 1, 2023, the fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. Prior to October 1, 2023, the fees were based on an annualized asset based fee of 0.016% plus a transaction based fee. In addition, each class reimburses Investor
Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended February 29, 2024, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$709,050 was retained by Investor Services.
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.65% based on the average net assets of each class until June 30, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until June 30, 2024.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the year ended February 29, 2024, these purchase and sale transactions aggregated $163,280,461 and $158,370,007, respectively, with a net realized gains of $7.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended February 29, 2024, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At February 29, 2024, the capital loss carryforwards were as follows:
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $92,665,269
Long term ................................................................................ 312,512,002
Total capital loss carryforwards ............................................................... $405,177,271
3 . Transactions with Affiliates (continued)

Franklin New York Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
The tax character of distributions paid during the years ended February 29, 2024 and February 28, 2023, was as follows:
At February 29, 2024, the cost of investments, net unrealized appreciation (depreciation) and undistributed tax exempt income for income tax purposes were as follows:
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended February 29, 2024, aggregated
$449,093,380 and $503,231,541, respectively.
7. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within New York and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York and U.S. territories. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended February 29, 2024, the Fund did not use the Global Credit Facility.
2024 2023
Distributions paid from:
Ordinary income .......................................................... $1,367,393 $277,519
Tax exempt income ........................................................ 89,782,159 84,344,551
$91,149,552 $84,622,070
Cost of investments .......................................................................... $2,890,726,473
Unrealized appreciation ........................................................................ $60,741,867
Unrealized depreciation ........................................................................ (95,404,490)
Net unrealized appreciation (depreciation) .......................................................... $(34,662,623)
Distributable earnings:
Undistributed tax exempt income ................................................................. $3,882,442
5. Income Taxes
(continued)

Franklin New York Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 29, 2024, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin New York Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ $ — $ — $ 6,665,651 $ 6,665,651
Municipal Bonds ......................... — 2,841,798,199 — 2,841,798,199
Short Term Investments ................... — 7,600,000 — 7,600,000
Total Investments in Securities ........... $— $2,849,398,199 $6,665,651 $2,856,063,850
Selected Portfolio
AGMC Assured Guaranty Municipal Corp.
AMBAC American Municipal Bond Assurance Corp.
BAM Build America Mutual Assurance Co.
FNMA Federal National Mortgage Association
GO General Obligation
NATL National Reinsurance Corp.
SPA Standby Purchase Agreement

Franklin New York Tax-Free Income Fund

franklintempleton.com
Annual Report
Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of Franklin New York Tax-Free Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
New York Tax-Free Income Fund (the “Fund”) as of February 29, 2024, the related statement of operations for the year ended
February 29, 2024, the statement of changes in net assets for each of the two years in the period ended February 29, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 29, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 29, 2024 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 29, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
April 16, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin New York Tax-Free Income Fund
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amount, or if subsequently determined to be different, the maximum allowable amount, for the fiscal year ended February 29, 2024:
Pursuant to: Amount Reported
Exempt-Interest Dividends Distributed §852(b)(5)(A) $89,782,159

Franklin New York Tax-Free Income Fund
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1982 117 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 117 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 117 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin New York Tax-Free Income Fund

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since
1998 and Lead
Independent
Trustee since
2019
117 Hess Corporation (exploration of oil
and gas) (1993-present); Santander
Holdings USA (holding company)
(2019-present); and formerly ,
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-2023), Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 117 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of The Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 117 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin New York Tax-Free Income Fund

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 108 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016) and various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Gregory E. Johnson
2
(1961)
Chairman of
the Board
and Trustee
Chairman of the
Board since 2023 and
Trustee since 2013
127 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
Rupert H. Johnson, Jr.
3
(1940)
Trustee Since 1983 117 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ben Barber (1969) Vice President Since 2020 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; Director, Municipal Bonds; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and formerly , Co-Head of Municipal Bonds, Goldman Sachs Asset Management (1999-2020).
Ted P. Becker (1951) Chief
Compliance
Officer
Since June 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Franklin Templeton Fund Adviser, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006-2020); Managing Director of Compliance of Legg Mason & Co. (2005-2020).
Independent Board Members
(continued)

Franklin New York Tax-Free Income Fund

franklintempleton.com
Annual Report
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
1. Information is for the calendar year ended December 31, 2023, unless otherwise noted. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.
3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Sonal Desai, Ph.D. (1963) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Susan Kerr (1949) Vice President –
AML Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, Franklin Distributors, LLC; and officer of certain funds in the Franklin
Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Executive
Officer – Finance
and Administration
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President
and Secretary
Vice President
since 2015 and
Secretary since
June 2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Jeffrey W. White (1971) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chief Financial Officer, Chief Accounting Officer & Treasurer and officer of certain funds in the Franklin Templeton/Legg Mason fund complex;
and formerly , Director and Assistant Treasurer within Franklin Templeton Global Fund Tax and Fund Administration and Financial Reporting
(2017-2023).
Interested Board Members and Officers
(continued)

Franklin New York Tax-Free Income Fund

franklintempleton.com
Annual Report
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

Franklin New York Tax-Free Income Fund
Shareholder Information

franklintempleton.com
Annual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.

1115 A 04/24
© 2024 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report
Franklin New York Tax-Free Income Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
 Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $43,891 for the fiscal year ended February 29, 2024 and $43,840 for the fiscal year ended February 28, 2023.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $70,000 for the fiscal year ended February 29, 2024, and $70,000 for the fiscal year ended February 28, 2023. The services for which these fees were paid included global access to tax platform International Tax View.

(d)      All Other Fees
There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $158,426 for the fiscal year ended February 29, 2024 and $245,711 for the fiscal year ended February 28, 2023. The services for which these fees were paid included professional fees in connection with SOC 1 Reports, fees in connection with a license for accounting and business knowledge platform Viewpoint, fees in connection with a license for employee development tool ProEdge, professional fees relating to security counts and professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

        (i)     pre-approval of all audit and audit related services;

        (ii)    pre-approval of all non-audit related services to be provided to the Fund by the auditors;

        (iii)   pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

        (iv)    establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $228,426 for the fiscal year ended February 29, 2024 and $315,711 for the fiscal year ended February 28, 2023.

(h)
The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5. Audit Committee
of Listed Registrants.              N/A

Item 6.  Schedule of Investments.                           N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                     N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                                     N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.              N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
 Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 14. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE INCOME FUND

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  April 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  April 29, 2024

By S\JEFFREY WHITE______________________
      Jeffrey White
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  April 29, 2024